Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock-based Compensation

Note 11 - Stock-based Compensation

On June 12, 2018, the Company's stockholders approved the 2018 Equity Incentive Plan (the "2018 Plan") to replace the Company's 2015 Equity Incentive Plan (the "2015 Plan"). The 2018 Plan authorizes the issuance of 1,000,000 shares of our Common Stock. In addition, up to 2,874,280 shares of our Common Stock reserved for issuance under the 2015 Plan became available for issuance under the 2018 Plan to the extent such shares were available for issuance under the 2015 Plan as of June 12, 2018 or cease to be subject to awards outstanding under the 2015 Plan, such as by expiration, cancellation, or forfeiture of such awards.

Stock options are generally issued with an exercise price equal to no less than fair value at the date of grant. Options granted under the 2018 Plan generally vest immediately, or ratably over a two- to 36-month period coinciding with their respective service periods; however, participants may exercise their options prior to vesting as provided by the 2018 Plan. Unvested shares issued for options exercised early may be subject to a repurchase by the Company if the participant terminates, at the original exercise price. Options under the 2018 Plan generally have a contractual term of five years. Certain stock option awards provide for accelerated vesting upon a change in control.

As of September 30, 2019, the Company had 632,936 shares of Common Stock available for issuance under the 2018 Plan.

The Company measures the fair value of stock options with service-based and performance-based vesting criteria to employees, directors and consultants on the date of grant using the Black-Scholes option pricing model. The fair value of equity instruments issued to non-employees is re-measured as the award vests. The Black-Scholes valuation model requires the Company to make certain estimates and assumptions, including assumptions related to the expected price volatility of the Company's stock, the period under which the options will be outstanding, the rate of return on risk-free investments, and the expected dividend yield for the Company's stock.

The weighted-average assumptions used in the Black-Scholes option-pricing model used to calculate the fair value of options granted during the nine months ended September 30, 2019 were as follows:

	Employee	Non-Employee
Expected volatility	76.4%-80.6%	N/A
Expected dividend yield	—	N/A
Expected term (in years)	3.0-6.0	N/A
Risk-free interest rate	1.63% -2.48%	N/A

The weighted average grant date fair value of options granted during the nine months ended September 30, 2019 was $25.80 per share, as per the table below.

Due to the Company's limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption was determined based on historical volatilities from traded options of biotech companies of comparable in size and stability, whose share prices are publicly available. The expected dividend assumption is based on the Company's history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends. The expected term of options granted to employees is calculated based on the mid-point between the vesting date and the end of the contractual term according to the simplified method as described in SEC Staff Accounting Bulletin 110 because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term due to the limited period of time its awards have been outstanding. For non-employee options, the expected term of options granted is the contractual term of the options. The risk-free interest rate is determined by reference to the implied yields of U.S. Treasury securities with a remaining term equal to the expected term assumed at the time of grant.

The following table summarizes the stock option activity, for both equity plans, for the periods indicated as follows:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2018	86,089	$31.40	4.0	$—
Granted	58,396	$25.80	4.9	$—
Exercised	(3,200)	$13.00	—	$—
Forfeited	(2,970)	$—	—	$—
Expired	(926)	$—	—	$—
Outstanding at September 30, 2019	137,389	$28.00	3.9	$—
Exercisable at September 30, 2019	83,354	$31.00	2.8	$—

(1)	The aggregate intrinsic value in the table was calculated based on the difference between the estimated fair market value of the Company's stock and the exercise price of the underlying options. The estimated stock values used in the calculation was $20.20 and $11.80 per share for the nine months ended September 30, 2019 and the year ended December 31, 2018, respectively.

Restricted Stock Units

The following table summarizes restricted stock unit activity for the nine months ended September 30, 2019:

	Number of Units	Weighted Average Grant-Date Fair Value Per Unit
Outstanding as of December 31, 2018	6,813	$19.60
Granted	6,187	$30.20
Vested	(7,123)	$22.00
Forfeited	—	$—
Outstanding as of September 30, 2019	5,877	$28.40

The stock-based compensation expense was recorded as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Research and development	$1	$29	$11	$87
General and administrative	203	326	664	3,003
Total stock-based compensation expense	$204	$355	$675	$3,090

The allocation between research and development and selling, general and administrative expense was based on the department and services performed by the employee or non-employee.

At September 30, 2019, the total compensation cost related to restricted stock units and unvested options not yet recognized was $1,205, which will be recognized over a weighted average period of 36 months, assuming the employees and non-employees complete their service period required for vesting.

13. Stock-based Compensation

On June 12, 2018, the Company's stockholders approved the 2018 Equity Incentive Plan (the "2018 Plan") to replace the Company's 2015 Equity Incentive Plan (the "2015 Plan"). The 2018 Plan authorized the issuance of 1,000,000 shares of our Common Stock. In addition, up to 2,874,280 shares of our Common Stock currently reserved for issuance under the 2015 Plan became available for issuance under the 2018 Plan to the extent such shares were available for issuance under the 2015 Plan as of June 12, 2018 or cease to be subject to awards outstanding under the 2015 Plan, such as by expiration, cancellation, or forfeiture of such awards.

The stock-based awards are generally issued with a price equal to no less than fair value at the date of grant. Options granted under the 2018 Plan generally vest immediately, or ratably over a two- to 36-month period coinciding with their respective service periods; however, participants may exercise their options prior to vesting as provided by the 2018 Plan. Unvested shares issued for options exercised early may be subject to a repurchase by the Company if the participant terminates, at the original exercise price. Options under the 2018 Plan generally have a contractual term of five years. Certain stock option awards provide for accelerated vesting upon a change in control.

As of December 31, 2018, the Company had 1,849,569 shares of Common Stock available for issuance under the 2018 Plan.

The Company measures the fair value of stock options with service-based and performance-based vesting criteria to employees, directors and consultants on the date of grant using the Black-Scholes option pricing model. The fair value of equity instruments issued to non-employees is re-measured as the award vests. The Black-Scholes valuation model requires the Company to make certain estimates and assumptions, including assumptions related to the expected price volatility of the Company's stock, the period under which the options will be outstanding, the rate of return on risk-free investments, and the expected dividend yield for the Company's stock.

The weighted-average assumptions used in the Black-Scholes option-pricing model used to calculate the fair value of options granted during the year ended December 31, 2017, were as follows:

	Employee	Non-Employee
Expected volatility	71.6% to 83.7%	N/A
Expected dividend yield	—	N/A
Expected term (in years)	3.0 to 3.5	N/A
Risk-free interest rate	1.45% to 1.84%	N/A

The weighted-average assumptions used in the Black-Scholes option-pricing model used to calculate the fair value of options granted during the year ended December 31, 2018, were as follows:

	Employee	Non-Employee
Expected volatility	71.0% -79.8%	N/A
Expected dividend yield	—	N/A
Expected term (in years)	3.0-3.5	N/A
Risk-free interest rate	1.58%-2.89%	N/A

Due to the Company's limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption was determined based on historical volatilities from traded options of biotech companies of comparable in size and stability, whose share prices are publicly available. The expected term of options granted to employees is calculated based on the mid-point between the vesting date and the end of the contractual term according to the simplified method as described in SEC Staff Accounting Bulletin 110 because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term due to the limited period of time its awards have been outstanding. For non-employee options, the expected term of options granted is the contractual term of the options. The risk-free rate by reference to the implied yields of U.S. Treasury securities with a remaining term equal to the expected term assumed at the time of grant. The expected dividend assumption is based on the Company's history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends on its shares of capital stock.

The table summarizes the stock option activity, for both plans, for the periods indicated as follows:

	Number of Options	Weighted Average Exercise Price Share	Weighted Average Remaining Contractual Per Term (years)	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2016	73,865	$32.2	5.8	$9,662
Granted	12,925	$92.40	5.0	$34
Exercised	(900)	$10.00
Forfeited	(50)	$10.00
Expired	(3,250)	$204.40
Outstanding at December 31, 2017	82,590	$33.40	3.7	$—
Granted	8,974	$30.60	4.4	$—
Exercised	(2,450)	$10.00
Forfeited	(2,525)	$—
Expired	(530)	$—
Outstanding at December 31, 2018	86059	$31.40	4.0	$—
Exercisable at December 31, 2018	72,165	$31.20	3.5	$—

(1)	The aggregate intrinsic value on the table was calculated based on the difference between the estimated fair value of the Company's stock and the exercise price of the underlying option. The estimated stock values used in the calculation was $11.80 and $14.40 per share for each of the years ended December 31, 2018 and 2017 respectively.

The weighted average grant date fair value of options granted to employees for the year Ended December 31, 2017 was $30.60 per share.

The stock-based compensation expense was recorded as follows:

	Years Ended December 31,
	2018	2017
Research and development	$106	$377
General and administrative	3,306	3,338
Total stock-based compensation expense	$3,412	$3,715

The allocation between research and development and general and administrative expense was based on the department and services performed by the employee or non-employee.

Included in the table above, the Company recorded stock-based compensation expense of $137 and $137 for the years ended December 31, 2018 and 2017, respectively, for stock options granted to non-employees.

At December 31, 2018, the total compensation cost related to non-vested options not yet recognized was $577, which will be recognized over a weighted average period of 27 months, assuming the employees complete their service period required for vesting.

Effective July 2015, the Company's stockholders approved the 2015 Equity Incentive Plan (the "2015 Plan"), which permits the issuance of up to 2,000,000 shares reserved for the grant of stock options, stock appreciation rights, restricted stock units and other stock-based awards for employees, directors or consultants.

Restricted Stock Units

The following table summarizes restricted stock unit activity for the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Grant Date Fair Value Per Units
Outstanding as of December 31, 2016	22,772	$15.20
Granted	5,895 (1)	$139.00
Vested	(14,118)	$35.00
Forfeited	(155)	$—
Outstanding as of December 31, 2017	14,395	$37.20
Granted	3,787 (2)	$32.40
Vested	(11,190)	$51.20
Forfeited	(179)	$139.80
Outstanding as of December 31, 2018	6,818	$19.60

(1)	2,000 restricted stock units were granted on March 27, 2017 with a weighted average grant date fair value of $167.00, 895 restricted stock units were granted on May 19, 2017 with a weighted average grant date fair value of $139.80 and 3,000 restricted stock units were granted on June 19, 2017 with a weighted average grant date fair value of $120.00.

(2)	641 restricted stock units were granted on June 12, 2017 with a weighted average grant date fair value of $13.00 and 3,146 restricted stock units were granted on June 12, 2018 with a weighted average grant date fair value of $36.40